Maximum exposure to credit risk (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk		₩ 2,029,584	₩ 1,810,129
Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk	[1]	1,808,404	747,261
Not Designated as Hedging Instrument
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk		110,764	165,204
Financial assets at amortized cost
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk		14,422	13,609
Loans and receivables
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk		790,162	738,707
Long-term/short-term financial instruments
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk		2,062,103	1,960,227
Designated as Hedging Instrument
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk		55,649	145,829
Trade and other receivables
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk		9,780,039	9,703,749
Financial guarantee contracts
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk	[2]	₩ 3,224,696	₩ 3,338,566

[1]	Equity investments held by the Company are excluded.
[2]	Maximum exposure associated with the financial guarantee contracts is the maximum amounts of the obligation.